Intangible assets and goodwill - Intangible Assets and Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 97,806
Impairment loss recognized in profit or loss	(78,180)
Ending Balance	18,300	¥ 97,806
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,640
Ending Balance	0	61,640
Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	145
Ending Balance	0	145
Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,559
Ending Balance	0	16,559
Favorable lease
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,490
Ending Balance	15,529	16,490
Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,972
Ending Balance	2,771	2,972
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	78,325
Amortization for the year	(92)	(163)
Ending Balance		78,325
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	146,464	145,489
Addition	1,386	752
Transferred from construction in progress		223
Ending Balance	147,850	146,464
Cost | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	61,640	61,640
Addition	0	0
Transferred from construction in progress		0
Ending Balance	61,640	61,640
Cost | Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	45,037	45,037
Addition	0	0
Transferred from construction in progress		0
Ending Balance	45,037	45,037
Cost | Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	16,563	16,540
Addition	0	23
Transferred from construction in progress		0
Ending Balance	16,563	16,563
Cost | Favorable lease
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	18,091	18,091
Addition	0	0
Transferred from construction in progress		0
Ending Balance	18,091	18,091
Cost | Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,133	4,181
Addition	1,386	729
Transferred from construction in progress		223
Ending Balance	6,519	5,133
Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(48,658)	(45,964)
Amortization for the year	(2,659)	(2,694)
Impairment loss recognized in profit or loss	(78,233)
Ending Balance	(129,550)	(48,658)
Accumulated depreciation and impairment | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization for the year	0	0
Impairment loss recognized in profit or loss	(61,640)
Ending Balance	(61,640)	0
Accumulated depreciation and impairment | Student relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(44,892)	(44,730)
Amortization for the year	(92)	(162)
Impairment loss recognized in profit or loss	(53)
Ending Balance	(45,037)	(44,892)
Accumulated depreciation and impairment | Trademark [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(4)	0
Amortization for the year	(19)	(4)
Impairment loss recognized in profit or loss	(16,540)
Ending Balance	(16,563)	(4)
Accumulated depreciation and impairment | Favorable lease
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(1,601)	(640)
Amortization for the year	(961)	(961)
Impairment loss recognized in profit or loss	0
Ending Balance	(2,562)	(1,601)
Accumulated depreciation and impairment | Others
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(2,161)	(594)
Amortization for the year	(1,587)	(1,567)
Ending Balance	¥ (3,748)	¥ (2,161)